SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ (1)	¥ (5)	¥ (4)	¥ (696)
Interest income		1	69	5
Finance costs	(6)	(44)	(28)	(48)
Fair value gain on financial instruments, net	297	2,077	3,996	847
Loss before income tax	(176)	(1,231)	(3,160)	(8,337)
Loss for the year from continuing operations	(176)	(1,231)	(3,160)	(8,337)
Total assets	35,329		260,889	253,807	¥ 247,182
Total liabilities	22,992		172,827	177,812	160,854
Exploration and mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	(1)	(4)	(4)	(4)
Interest income			3	1
Finance costs		(1)	(1)	(1)
Fair value gain on financial instruments, net
Loss before income tax	(59)	(413)	(2,190)	1,263
Loss for the year from continuing operations	(59)	(413)	(2,190)	1,263
Total assets	35,283		259,091	252,133	246,857
Total liabilities	851		162,039	159,285	5,957
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization		(1)		(692)
Interest income		1	66	4
Finance costs	(6)	(43)	(27)	(47)
Fair value gain on financial instruments, net	297	2,077	3,996	847
Loss before income tax	(117)	(818)	(970)	(9,600)
Loss for the year from continuing operations	(117)	¥ (818)	(970)	(9,600)
Total assets	46		1,798	1,674	325
Total liabilities	$ 22,141		¥ 10,788	¥ 18,527	¥ 154,897